Submission	Sep. 13, 2024
Submission [Line Items]
Central Index Key	0001585364
Registrant Name	Perrigo Company plc
Registration File Number	333-282001
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES